STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock based compensation expense	$ 3,836,518	$ 1,657,680